December 30, 2009

VIA EDGAR

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Direxion Shares ETF Trust – Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A (File Nos. 333-150525 and 811-22201)

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Direxion Shares ETF Trust (“Trust”) is Post-Effective Amendment No. 7 to the Trust’s currently effective Registration Statement on Form N-1A (the “Amendment”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purpose of this Amendment is to: (i) reflect the amendments made to the Form N-1A by the Securities and Exchange Commission; (ii) modify the 80% policy of each Fund as permitted by exemptive relief obtained by the Registrant; and (iii) make certain non-material changes to the registration statement.  The Trust will file by subsequent amendment its financial statements for the fiscal year ending October 31, 2009.

The Trust requests that this filing be made effective March 1, 2010, pursuant to Rule 485(a)(1) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc:           Daniel D. O’Neill
Rafferty Asset Management, LLC